Redeemable Noncontrolling Interest - Additional Information (Details)	Dec. 31, 2019	Nov. 30, 2018
Noncontrolling Interest [Line Items]
Percentage of interest retained by noncontrolling party subject to election	100.00%
Linetec
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners		20.00%